Expense Example - Sapient Quality Select ETF - Sapient Quality Select ETF Class	Jan. 11, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	$ 255